Inventory (Details Textuals) (USD $)			9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Customer Lease Agreement Unit
Customer Lease Agreement [Line Items]
Finished goods	$ 3,507,478	$ 732,871	$ 3,000,000
Number of units shipped to customer			245